Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000151117
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Investor Class
Trading Symbol	RPIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (Investor Class)	2.74%	1.30%	1.87%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,161,087,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,473,000
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,161,087 Number of Portfolio Holdings358
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000151118
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (Advisor Class)	2.57%	1.07%	1.64%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,161,087,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,473,000
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,161,087 Number of Portfolio Holdings358
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159134
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	I Class
Trading Symbol	RPEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (I Class)	2.84%	1.46%	2.01%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,161,087,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,473,000
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,161,087 Number of Portfolio Holdings358
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219340
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Z Class
Trading Symbol	TRDZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Dynamic Global Bond Fund (Z Class)	3.37%	1.96%	3.08%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	-0.48
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,161,087,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,473,000
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,161,087 Number of Portfolio Holdings358
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless